CONDENSED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2021 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Unearned compensation [Member]	Accumulated other comprehensive income [Member]	Foreign currency translation adjustment [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2020	$ 430,996	$ 1,393,095	$ 124,762	$ (262)	$ (16,247)	$ (465,460)	$ (9,072)		$ (2,910)	$ 1,454,902
BALANCE, SHARES at Dec. 31, 2020	108,010
Changes during the period:
Exercise of options and RSUs	$ 1,358	(995)								363
Exercise of options and RSUs, shares	296
Employee stock-based compensation			10,877							10,877
Other comprehensive income:
Profit						59,188		$ 59,188	2,643	61,831
Foreign currency translation adjustments					(5,077)			(5,077)	(4,664)	(9,741)
Change in employees plan assets and benefit obligations				(100)				(100)		(100)
Unrealized loss on derivatives				(523)				(523)		(523)
Comprehensive income								$ 53,488		53,488
BALANCE at Jun. 30, 2021	$ 432,354	$ 1,392,100	$ 135,639	$ (885)	$ (21,324)	$ (406,272)	$ (9,072)		$ (4,931)	$ 1,517,609
BALANCE, SHARES at Jun. 30, 2021	108,306
OUTSTANDING SHARES, NET OF TREASURY STOCK at Jun. 30, 2021	108,219